UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-21940

EIP Investment Trust
(Exact name of registrant as specified in charter)

c/o Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880
(Address of principal executive offices) (Zip code)

Linda Longville
c/o Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880
(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-349-8232

Date of fiscal year end:    December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

EIP Growth and Income Fund

June 30, 2016 Semi-Annual Report

EIP Growth and Income Fund

You should carefully consider the investment objectives, risks, charges, and expenses of the Fund before making an investment decision. The private placement memorandum contains this and other information - please read it carefully before investing or sending money. Except as noted, numbers in the private placement memorandum are unaudited. To obtain a copy of the private placement memorandum, please call (203) 349-8232.

EIP Growth and Income Fund

To Our Shareholders:

We are pleased to submit the EIP Growth and Income Fund report for the first half of the year ended June 30, 2016.

Performance Review

Year to date, the EIP Growth and Income Fund is up 14.35%, which includes the reinvestment of dividends and any capital gain distributions, and is net of all fees and expenses.

Investment Review

For the first six months of 2016, the Wells Fargo Securities Midstream MLP Total Return Index was up 14.28%. This total return reflects a positive 4.67% from dividend yield while the remaining return is due to share appreciation. The Fund performed in line versus the Index for the current period.

While in the short term, share appreciation can be volatile, we believe that over the longer term, share appreciation will approximate growth in per share quarterly cash distributions paid by our portfolio companies. For MLPs, which make up a large portion of our equity portfolio, over the last 10 years, growth in per share distributions has averaged about 2.83%. Over the last 12 months, year-over-year growth in cash distributions for MLPs, as measured by the Alerian MLP Index, was down 11.51% as of June, 2016. (Source: Alerian Capital Management).

Infrastructure businesses such as pipelines, terminals and storage receive fees and tariffs that are generally not directly related to commodity prices.  In our view, the Fund differentiates itself as a result of its focus on energy delivery infrastructure businesses and Regulatory Asset Base (RAB) businesses, not strictly MLPs or Utilities.  A RAB business is granted a regulated “allowed” rate of return that is based in part on interest rates and prevailing equity returns.  The company’s profit is essentially this allowed rate of return multiplied by the invested capital (the regulatory assets base).  The company’s revenue is equal to this allowed profit plus the cost of operating the business, which is why it is also referred to as a “cost of service” pricing scheme.  This revenue divided by the units sold is what the customers pay for their water, electricity or gas.  This is why these businesses are less subject to the vagaries of the economy, labor costs, weather or commodity prices. In North America, RAB businesses today are primarily electricity transmission and distribution (poles & wires) and petroleum and natural gas transmission, storage and distribution (pipes & tanks), although in some states, power generation is still a RAB business.

Conclusion

In our view, the EIP Growth and Income Fund continues to offer investors the possibility of attractive returns through a combination of yield and growth based on high-quality energy infrastructure assets.

If you have any questions concerning your investment, please contact Energy Income Partners Investor Relations at 1-203-349-8232.

Thank you for your investment in EIP Growth and Income Fund.

Sincerely,

James Murchie
President
EIP Growth and Income Fund

EIP Growth and Income Fund

June 30, 2016
Schedule of Investments (unaudited)

% of Total Investments. The chart shows the Fund’s current allocations as a percentage of the Fund’s total investments, and excludes exposure through derivative instruments.  These percentages vary from those shown in the portfolio schedule, which are based on the Fund’s net assets.  Holdings and allocations may vary over time.

		Fair
Shares		Value

UNITED STATES COMMON STOCKS – 32.63%

	Energy – 15.34%
47,502	Enbridge Energy Management, LLC (a)	$1,093,013
40,240	Kinder Morgan, Inc.	753,293
3,000	Spectra Energy Corp.	109,890
9,000	TransCanada Corp.	406,980
15,000	Williams Companies, Inc.	324,450
		2,687,626

	Financial – 0.55%
720	CorEnergy Infrastructure Trust, REIT	20,772
4,300	InfraREIT, Inc., REIT	75,422
		96,194

	Utilities – 16.74%
4,000	Alliant Energy Corp.	158,800
6,000	American Electric Power Co., Inc.	420,540
200	American Water Works Co., Inc.	16,902
200	Atmos Energy Corp.	16,264
4,300	Chesapeake Utilities Corp.	284,574
5,000	CMS Energy Corp.	229,300
5,200	Eversource Energy	311,480
4,000	Exelon Corp.	145,440
1,100	IDACORP, Inc.	89,485
3,600	National Grid PLC, Sponsored ADR	267,588
6,300	New Jersey Resources Corp.	242,865
225	ONE Gas, Inc.	14,982
3,000	Public Service Enterprise Group, Inc.	139,830
3,000	SCANA Corp.	226,980
1,750	Sempra Energy	199,535
2,200	Southern Co.	117,986
1,100	Xcel Energy, Inc.	49,258
		2,931,809

	Total United States Common Stocks
	(Cost $5,601,788)	5,715,629

MASTER LIMITED PARTNERSHIPS – 25.54%

	Consumer Cyclicals – 0.88%
700	AmeriGas Partners, LP	32,690
6,100	Westlake Chemical Partners, LP	121,878
		154,568

	Energy – 24.66%
3,800	Alliance Holdings GP, LP	79,952
8,000	Alliance Resource Partners, LP	126,080
19,500	Columbia Pipeline Partners, LP	292,500
25,938	Enterprise Products Partners, LP	758,946
5,800	EQT Midstream Partners, LP	465,740
17,758	Holly Energy Partners, LP	615,315
18,000	NextEra Energy Partners, LP (b)	546,840
5,100	Oneok Partners, LP	204,306
12,000	Plains All American Pipeline, LP	329,880
10,900	Spectra Energy Partners, LP	514,262
900	Tallgrass Energy Partners, LP	41,418
5,009	TC Pipelines, LP	286,815
1,400	TransMontaigne Partners, LP	57,526
		4,319,580

	Total Master Limited Partnerships
	(Cost $4,356,687)	4,474,148

CANADIAN COMMON STOCKS – 6.85%

	Energy – 1.59%
13,100	Inter Pipeline Ltd., LP	277,828

	Utilities – 5.26%
3,400	Atco Ltd./Canada, Class I	119,268
3,000	Canadian Utilities Ltd., Class A	86,915
4,000	Emera, Inc.	150,532
16,100	Enbridge Income Fund Holdings, Inc.	399,525
5,400	Keyera Corp.	165,183
		921,423

	Total Canadian Common Stocks
	(Cost $1,229,476)	1,199,251

HONG KONG COMMON STOCKS – 1.58%

	Energy – 0.92%
17,600	Power Assets Holdings, LLC, ADR	161,040

	Industrial – 0.66%
2,700	Cheung Kong Infrastructure
	Holdings Ltd., ADR	116,068

	Total Hong Kong Common Stocks
	(Cost $261,096)	277,108

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2016
Schedule of Investments (unaudited) – continued

		Fair
Shares		Value

WARRANTS – 0.00%

	Energy – 0.00%
4,480	Kinder Morgan, Inc., Strike Price $40.00,
	Exp. 5/25/2017 (a)	$76

	Total Warrants
	(Cost $8,534)	76

Total Investments – 66.60%
(Cost $11,457,581)*		11,666,212
Other Assets in Excess of Liabilities – 33.40%		5,850,000
Net Assets – 100.00%		$17,516,212

*	Aggregate cost for U.S. federal income tax purposes is $11,555,361.
(a)	Non-income producing security.
(b)	Organized as a limited partnership and has elected to be treated as a corporation for U.S. federal income tax purposes.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The amount of $13,347 in cash was segregated with the broker, Credit Suisse, to cover margin requirements for the following open futures contracts as of June 30, 2016:

	Number of	Notional	Unrealized
Short Futures Outstanding	Contracts	Amount[1]	Appreciation
Canadian Dollar (9/16)	28	$2,204,888	$45,528

The amount of $1,107,259 in cash was segregated with the custodian to cover the following total return swaps outstanding at June 30, 2016:

Credit Suisse is the counterparty to the below total return swaps.

				Unrealized
Long Total Return		Expiration	Notional	Appreciation
Equity Swaps	Pay Rate	Date	Amount[1]	(Depreciation)[2]
Enbridge, Inc.	1 month
(Canada)	LIBOR + 100
	basis points	08/24/2016	$115,444	$3,113

Enterprise	1 month
Products	LIBOR + 150
Partners, LP	basis points	08/24/2016	365,904	20,110

Eversource	1 month
Energy	LIBOR + 100
	basis points	08/24/2016	45,216	3,040

Magellan	1 month
Midstream	LIBOR + 150
Partners, LP	basis points	08/24/2016	226,145	9,320

Nextera	1 month
Energy, Inc.	LIBOR + 100
	basis points	08/24/2016	371,520	19,515

Plains All	1 month
American	LIBOR + 150
Pipeline, LP	basis points	08/24/2016	105,160	4,737

Sempra	1 month
Energy	LIBOR + 100
	basis points	08/24/2016	185,521	9,514

Tallgrass	1 month
Energy	LIBOR + 150
Partners, LP	basis points	08/24/2016	92,000	(15)

TransCanada	1 month
Corp.	LIBOR + 100
(Canada)	basis points	08/24/2016	465,321	35,398

UGI Corp.	1 month
	LIBOR + 100
	basis points	08/24/2016	61,236	2,419

WEC Energy	1 month
Corp.	LIBOR + 100
	basis points	08/24/2016	12,512	543
			$2,045,979	$107,694

[1]	The notional amount represents the U.S. value of the contract as of the day of the opening of the transaction or latest contract reset date.
[2]	Amount includes $8,971 of net dividends and financing costs.

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2016
Statement of Assets and Liabilities (unaudited)

ASSETS:
Investments, at value (Cost $11,457,581)	$11,666,212
Cash and cash equivalents	4,614,166
Restricted cash	1,120,606
Swaps (premium paid $0)	107,709
Receivables:
Dividends and interest	22,039
Due from Manager (Note 3), net	4,489
Due from broker – variation margin on futures contracts	45,528
Prepaid expenses	76,064
Total assets	17,656,813

LIABILITIES:
Swaps (premium received $0)	15
Payables:
Professional fees	115,731
Accounting and administration fees (Note 3)	16,452
Custodian fees	3,062
Printing expense	3,172
Trustees fees and related expenses (Note 3)	1,904
Other accrued expenses	265
Total liabilities	140,601
NET ASSETS	$17,516,212

NET ASSETS CONSIST OF:
Par value ($0.01 per share)	$11,155
Paid-in capital	32,332,247
Accumulated net investment loss	44,176
Accumulated net realized loss on investments, swaps, futures contracts and foreign currency transactions	(15,233,273)
Net unrealized appreciation on investments, swaps, futures contracts and foreign currency translations	361,907
$17,516,212
Shares outstanding (unlimited number of shares authorized)	1,115,561
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$15.70

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2016
Statement of Operations For the Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME:
Dividends	$94,412
Less: foreign taxes withheld	(5,532)
Interest	3,601
Total investment income	92,481

EXPENSES:
Investment advisory fees (Note 3)	81,077
Professional fees	70,187
Administration fees (Note 3)	46,233
Trustees fees and related expenses (Note 3)	27,488
Transfer agent fees (Note 3)	17,295
Insurance expense	16,107
Custodian fees	7,322
Printing expenses	6,540
Other expenses	15,434
Total expenses	287,683
Less: fees waived and expenses reimbursed	(101,448)
Net expenses	186,235
NET INVESTMENT LOSS	(93,754)

NET REALIZED AND UNREALIZED GAIN/(LOSS)
NET REALIZED GAIN/(LOSS) ON:
Investments	353,184
Swaps	533,280
Futures contracts	(138,570)
Foreign currency transactions	29
Net realized gain	747,923
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	1,620,708
Swaps	(28,171)
Futures contracts	16,642
Foreign currency translations	42
Net change in unrealized appreciation/depreciation	1,609,221
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,357,144
NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,263,390

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2016
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015
OPERATIONS:
Net investment loss	$(93,754)	$(631,661)
Net realized gain on investments, swaps, futures contracts
and foreign currency transactions	747,923	507,920
Net change in unrealized appreciation/depreciation on investments, swaps,
futures contracts and foreign currency translations	1,609,221	(4,675,488)
Net increase (decrease) in net assets from operations	2,263,390	(4,799,229)

Distributions to shareholders from:
Net investment income	—	(103,685)
Total distributions	—	(103,685)

Capital share transactions:
Proceeds from sales of Fund shares	212,533	14,238,677
Proceeds from reinvestment of distributions	—	103,262
Cost of Fund shares redeemed	(654,925)	(17,964,737)
Net decrease in net assets from capital share transactions	(442,392)	(3,622,798)
Total increase (decrease) in net assets	1,820,998	(8,525,712)

NET ASSETS:
Beginning of period/year	15,695,214	24,220,926
End of period/year	$17,516,212	$15,695,214
Accumulated net investment gain (loss)	$44,176	$(395,882)

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

Statement of Cash Flows For the Six Months Ended June 30, 2016

Operating Activities:
Net increase in net assets resulting from operations	$2,263,390

Adjustments to Net Decrease in Net Assets from Operations
Purchase of investment securities	(1,484,176)
Sale of investment securities	3,196,957
Net realized gain on investments	(353,184)
Litigation gain	640
Net change in unrealized appreciation/depreciation on investments	(1,620,708)
Net change in swap appreciation/depreciation	28,171
Return of capital received from investments in master limited partnerships	141,124
Increase in restricted cash	(249,517)
Decrease in investments sold receivable	153,165
Net increase in due from broker-variation margin on futures contracts	(16,642)
Increase in prepaid expenses	(16,628)
Decrease in dividends and interest receivable	32,386
Increase in trustee fees and related expenses payable	1,654
Decrease in accounting and administration fees payable	(19,819)
Decrease in custodian fees payable	(4,287)
Decrease in transfer agent fees payable	(12,074)
Decrease in printing expense payable	(2,834)
Decrease in investment advisory fee payable	(17,607)
Decrease in professional fees payable	(46,431)
Increase in other payables	265
Net cash provided by operating activities	1,973,845

Cash Flows for Financing Activities
Proceeds from shares sold	11,986,312
Payment on shares redeemed	(12,569,126)
Net cash used in financing activities	(582,814)
Net increase in unrestricted cash and foreign currency	1,391,031
Beginning of Period[1]	$3,223,023
Ending of Period[1]	$4,614,054

[1]	The amount represents an investment in a money market sweep which is included in cash and cash equivalents, and foreign currency, if any, on the Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2016
Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods shown.  Certain information reflects financial results for a share outstanding throughout each period.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Six Months
	Ended
	June 30,
	2016		Year Ended December 31,
	(unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period/year	$13.73		$17.62	$16.37	$14.51	$14.43	$13.04

Income from investment operations:
Net investment loss (a)	(0.08)		(0.50)	(0.44)	(0.29)	(0.29)	(0.31)
Net realized and unrealized
gain (loss) on investments	2.05		(3.30)	3.41	3.16	1.29	3.05
Total from investment operations	1.97		(3.80)	2.97	2.87	1.00	2.74

Distributions paid to shareholders from:
Net investment income	—		(0.09)	(1.72)	(1.01)	(0.92)	(1.35)
Total from distributions	—		(0.09)	(1.72)	(1.01)	(0.92)	(1.35)
Net increase (decrease) in net asset value	1.97		(3.89)	1.25	1.86	0.08	1.39
Net asset value, end of period/year	$15.70		$13.73	$17.62	$16.37	$14.51	$14.43
Total return	14.35	%*	(21.54)%	18.69%	20.06%	7.03%	21.62%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000’s)	$17,516		$15,695	$24,221	$35,037	$40,574	$41,437
Ratios of operating expenses
to average net assets:
Before fees waived and expenses reimbursed,
excluding interest expense^	3.55	%**	4.83%	3.63%	2.71%	2.66%	2.90%
Before fees waived and expenses reimbursed,
including interest expense^	3.55	%**	4.95%	3.87%	2.90%	2.84%	3.17%
After fees waived and expenses reimbursed,
excluding interest expense^	2.30	%**	4.83%	3.63%	2.71%	2.66%	2.90%
After fees waived and expenses reimbursed,
including interest expense^	2.30	%**	4.95%	3.87%	2.90%	2.84%	3.17%
Ratios of net investment loss
to average net assets
Before fees waived and
expenses reimbursed^	(2.41	)%**	(3.11)%	(2.47)%	(1.64)%	(1.92)%	(2.21)%
After fees waived and
expenses reimbursed ^	(1.16	)%**	__ %	__ %	__ %	__ %	__ %
Portfolio turnover rate	13	%*	49%	25%	102%	51%	69%
_____________________
(a)	Per share investment loss has been calculated using the average shares method.
*	Not annualized.
**	Annualized.
^
Effective February 1, 2016, the Investment Manager contractually waived fees and reimbursed expenses so that the total annual operating expenses for the Fund do not exceed 2.00% of average daily net assets.  Due to the contractual waiver not being effective in January 2016, the Fund’s expense ratio is above 2.00% for the six months ended June 30, 2016.

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2016
Notes to Financial Statements (unaudited)

1.  ORGANIZATION

EIP Growth and Income Fund (the “Fund”) is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 22, 2006. The Fund is currently the sole series of EIP Investment Trust (the “Trust”), a Delaware statutory trust. The Fund is managed by Energy Income Partners, LLC (the “Manager”).

The Fund’s primary investment objective is to seek a high level of total shareholder return that is balanced between current income and growth. As a secondary objective, the Fund will seek low volatility. Under normal market conditions, the Fund’s investments will be concentrated in the securities of one or more issuers conducting their principal business activities in the Energy Industry. The Energy Industry is defined as enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources.

2.  SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities admitted to trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the closing last quoted bid prices and ask prices. Debt securities are priced based upon valuations provided by the pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner that most fairly reflects market value of the security on the valuation date as described below.

Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Board (or the Manager, acting at the Board’s direction) will estimate the value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities

EIP Growth and Income Fund

June 30, 2016
Notes to Financial Statements (unaudited) – continued

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. A summary of the values of each investment in each level as of June 30, 2016 is as follows:

	Total		Level 2	Level 3
	Fair Value at	Level 1	Significant	Significant
	06/30/2016	Quoted	Observable	Unobservable
	Inputs	Price	Inputs	Inputs
ASSETS
United States Common Stocks*	$5,715,629	$5,715,629	$—	$—
Master Limited Partnerships*	4,474,148	4,474,148	—	—
Canadian Common Stocks*	1,199,251	1,199,251	—	—
Hong Kong Common Stocks*	277,108	161,040	116,068	—
Cash and Cash Equivalents and Restricted Cash	5,734,772	5,734,772	—	—
Warrants*	76	76	—	—
Derivatives
Equity Contracts	107,709	—	107,709	—
Foreign Currency Exchange Contracts	45,528	45,528	—	—
Total	17,554,221	17,330,444	223,777	—
LIABILITIES
Derivatives
Equity Contracts	15	—	15	—
Total	$15	$—	$15	$—
* See Schedule of Investments detail for industry breakout.

The Fund did not have any transfers in and out of Level 1 and Level 2 during the six months ended June 30, 2016.

The Fund held no securities or financial instruments during 2016, which were measured at fair value using Level 3 inputs. At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

MLP Common Units: Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Cash and Cash Equivalents: The Fund considers investments in money market funds and short-term highly liquid investments with maturities of 90 days or less (when acquired) to be cash equivalents. Cash equivalents are carried at cost. As of June 30, 2016, the Fund held $4,614,166 of First American Treasury Obligations, Class Z shares included in cash and cash equivalents on the Statement of Assets and Liabilities.

EIP Growth and Income Fund

June 30, 2016
Notes to Financial Statements (unaudited) – continued

Restricted Cash: Restricted cash includes amounts required to be segregated with the Fund’s custodian or counterparties as collateral for the Fund’s derivatives as shown on the Schedule of Investments. Segregated cash collateral is recorded at its carrying amount which represents fair value.

Reverse Repurchase Agreements: One method by which the Fund may incur leverage is through the use of reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank,  securities dealer or one of their respective affiliates and agrees to repurchase such securities on demand or on a specified future date and at a specified price, including an implied interest payment. During the period between the sale and the forward purchase, the Fund will continue to receive principal and interest payments on the securities sold and also have the opportunity to earn a return on the securities furnished by the counterparty. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase such securities. If the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or a trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending that decision. The Fund will segregate on its books assets in an amount at least equal to its obligations, marked to market daily, under any reverse repurchase agreement or take other permissible actions to cover its obligations. The use of leverage involves risks of increased volatility of the Fund’s investment portfolio, among others. In certain cases, the Fund may be required to sell securities with a value significantly in excess of the cash received by the Fund from the buyer. In certain reverse repurchase agreements, the buyer may require excess cover of the Fund’s obligation. If the buyer files for bankruptcy or becomes insolvent, the Fund may lose the value of the securities in excess of the cash received. In addition, many reverse repurchase agreements are short-term in duration (often overnight), and the counterparty may refuse to “roll over” the agreement to the next period, in which case the Fund may temporarily lose the ability to incur leverage through the use of reverse repurchase agreements and may need to dispose of a significant portion of its assets in a short time period.

Reverse repurchase transactions are entered into by the Trust under Master Repurchase Agreements (“MRA”), which may permit the Trust, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA and create one single net payment due to or from the Trust. With reverse repurchase transactions, typically the counterparty, as purchaser of securities, is permitted to sell, re-pledge, or use the financial assets acquired in the transaction. Pursuant to the terms of the MRA, the Trust typically sells securities with a market value in excess of the repurchase price to be paid by the Trust upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Trust may be deemed an unsecured creditor with respect to claims against the counterparty for recovery of the value of securities in excess of the repurchase price. There is a risk for any unsecured claims against the counterparty that its payment may be substantially delayed and may not be paid in full in a bankruptcy or other insolvency proceeding. In addition, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against rights of offset in the event of the MRA counterparty’s bankruptcy or insolvency.

The reverse repurchase agreements are executed daily based on the previous day’s terms. The accrued interest and maturity amounts are payable at the time the reverse repurchase agreement is not renewed or the terms of the agreement are renegotiated. Interest accrues on a daily basis from the initial opening date or last interest payment date, if an interest payment has been made for the respective repurchase agreement.  The Fund did not enter into any reverse repurchase agreements during the six months ended June 30, 2016.

Short Sales of Securities: The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has or may have borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund did not enter into any short sale transactions during the six months ended June 30, 2016.

EIP Growth and Income Fund
June 30, 2016
Notes to Financial Statements (unaudited) – continued

Disclosures about Derivative Instruments and Hedging Activities: The following is a table summarizing the fair value of derivatives held at June 30, 2016 by primary risk exposure:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for
as hedging instruments
	Statement of Assets		Statement of Assets
	and Liabilities Location	Fair Value	and Liabilities Location	Fair Value
Equity Contracts	Swaps	$107,709	Swaps	$15
Foreign Currency	Due from broker variation		Due from broker variation
Exchange Contracts	margin on futures contracts	45,528	margin on futures contracts	—
Total		$153,237		$15

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

		Net Realized	Net Change in Unrealized
	Location of Gain/(Loss)	Gain/(Loss)	Appreciation/Depreciation
Derivatives not accounted for	on Derivatives	on Derivatives	on Derivatives
as hedging instruments	Recognized in Income	Recognized in Income	Recognized in Income

Equity Contracts	Net realized gain/(loss) on swaps/
Net change in unrealized
	appreciation/depreciation on swaps	$533,280	$(28,171)

Foreign Currency	Net realized gain/(loss) on futures
Exchange Contracts	contracts/Net change in unrealized
appreciation/depreciation
	on futures contracts	(138,570)	16,642
Total		$394,710	$(11,529)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain payables and/or receivables with collateral held and/or posted to create one single payment. The provisions of the ISDA Master Agreement typically permit a single net payment by the non-defaulting party in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives, such as futures contracts, or by agreement between the Fund and the counterparty in the case of OTC derivatives. For the Fund, its OTC swap counterparty required an initial collateral balance equaling 25% of the initial notional value of the swaps for the six months ended June 30, 2016. Additional collateral requirements are calculated by netting the mark to market amount for each transaction and comparing that amount to the value of any collateral currently pledged by the Fund to the counterparty (and vice versa). In the case of exchange traded and centrally cleared derivatives, for which the broker or clearing house establishes minimum margin requirements, brokers can ask for margining in excess of the minimum established by the relevant clearing house in certain circumstances. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as Restricted Cash. In the case of OTC derivatives, generally the amount of collateral due from or to a party has to exceed a minimum threshold before a transfer is made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 6

EIP Growth and Income Fund

June 30, 2016
Notes to Financial Statements (unaudited) – continued

“Counterparty Risk”. The Fund’s ISDA Master Agreement provides for the bilateral right of counterparties to terminate derivative contracts prior to maturity due to certain defined Events of Default (including but not limited to failure to pay or deliver or breach of agreement) or defined Termination Events (including but not limited to illegality, tax events or credit events), which could cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Offsetting of Financial Assets and Derivative Assets: The following table presents the Fund’s derivative assets by type net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2016:

Gross Amounts not offset in the
Statement of Assets and Liabilities
Gross Amounts of
	Assets Presented		Non-Cash	Cash
	in Statement of	Derivatives	Collateral	Collateral
Description	Assets and Liabilities	Available for Offset	Received	Received	Net Amounts[1]
Total Return Equity Swaps	$107,709	$(15)	$—	$—	$107,694

Offsetting of Financial Liabilities and Derivative Liabilities: The following table presents the Fund’s derivative liabilities by type net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2016:

Gross Amounts not offset in the
Statement of Assets and Liabilities
Gross Amounts of
	Assets Presented		Non-Cash	Cash
	in Statement of	Derivatives	Collateral	Collateral
Description	Assets and Liabilities	Available for Offset	Pledged	Pledged	Net Amounts[2]
Total Return Equity Swaps	$15	$(15)	$—	$—	$—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Net amount represents the net amount payable to the counterparty in the event of default.

Futures Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against foreign currency exchange risk or for any other purpose permitted by applicable law. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement between two parties to buy and sell an instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities or assets. The Fund’s maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is long is an amount equal to the notional amount of the related contracts. During the six months ended June 30, 2016, the Fund held no futures contracts where the underlying currency is long. The Fund’s maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is short is theoretically unlimited. However, if effectively hedged, any loss would be offset in unrealized foreign currency gains of securities denominated in the same currency. For the six months ended June 30, 2016, the Fund’s average volume of futures activity was $2,001,124 based on the quarterly notional amount. The notional amount represents the U.S. dollar value of the contracts as of the day of the opening of the transaction.

EIP Growth and Income Fund

June 30, 2016
Notes to Financial Statements (unaudited) – continued

Currency Hedging Transactions: The Fund may engage in certain transactions intended to hedge the Fund’s exposure to currency risks, including without limitation buying or selling options or futures, entering into forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivative transactions. Hedging transactions can be expensive and have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivatives instruments.

Foreign Currency Translations: The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are calculated using the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these foreign exchange gains or losses are included in the reported net realized and unrealized gain (loss) on investments shown on the Statement of Operations.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net change in unrealized appreciation/depreciation on foreign currency transactions shown on the Statement of Operations.

Swap Agreements: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the Energy Industry as defined in Note 1 above, to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates) where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its net asset value. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund will cover its current obligations under swap agreements by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. A swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse.

The Fund’s maximum equity price risk to meet its future payments under long swap agreements outstanding as of June 30, 2016 is equal to the total notional amount as shown on the Schedule of Investments. The Fund’s maximum equity price risk to meet its future payments under short swap agreements outstanding is theoretically unlimited. For the six months ended June 30, 2016, the average volume of long Total Return Equity Swaps was $2,251,079 based on the quarterly notional amount. For the six months ended June 30, 2016, the Fund did not transact in short Total Return Equity Swaps. The notional amount represents the U.S. dollar value of the contracts as of the day of the opening of the transaction or latest contract reset date.

Options Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets, as a temporary substitute for selling selected investments, to lock in the purchase price of a security or currency which it expects to purchase in the near future, as a temporary substitute for purchasing selected investments, to enhance potential gain, and for any other purpose permitted by applicable law. An option contract is a contract in which the writer of the op-

EIP Growth and Income Fund

June 30, 2016
Notes to Financial Statements (unaudited) – continued

tion grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, would require cash settlement by the Fund if the option is exercised.

The liability representing the Fund’s obligation under an exchange-traded written option or investment in a purchased option is valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded.  On the last trading day prior to expiration, expiring options may be priced at intrinsic value. Gain or loss is recognized when the option contract expires or is closed.

If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. OTC options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged. For the six months ended June 30, 2016, the Fund did not transact in any option contracts.

Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

Dividends and Distributions: At least annually, the Fund intends to distribute all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), if any, and net capital gain, if any. The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time because of the varied nature of the Fund’s investments. The Fund will reinvest distributions in additional shares of the Fund unless a shareholder has written to request distributions, in whole or in part, in cash.

The tax character of distributions paid during the calendar year ended December 31, 2015 was as follows:

Ordinary Income	$103,685
Long-Term Capital Gains	$—

There were no distributions paid during the six months ended June 30, 2016.

The Fund is considered a non-publicly offered regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). Thus, certain expenses of the Fund, including the investment advisory fee, are subject to special rules that can affect certain shareholders of the Fund (generally individuals and entities that compute their taxable income in the same manner as an individual). In particular, such a shareholder’s pro rata portion of the affected expenses for the calendar year (but generally reduced by the Fund’s net operating loss, if any, for its tax year ending within the calendar year), will be taxable to such shareholder as an additional dividend and such shareholder will be treated as having paid its pro rata share of the affected expenses itself. If such a shareholder itemizes its deductions, it generally should be entitled to take an offsetting deduction for its share of the affected expenses, subject, however, to the 2% “floor” on miscellaneous itemized deductions. These expenses will not be deductible for the purposes of calculating alternative minimum tax.

The Fund has a tax year end of June 30. As of June 30, 2016, the components of distributable earnings on a tax basis and other tax attributes were as follows:

Undistributed Ordinary Income	$137,325
Capital Loss Carryforward	$15,089,965
Post October Loss –
Capital & Foreign Currency	$428

Taxable income and capital gains are determined in accordance with U.S. federal income tax rules, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Permanent book and tax accounting differences relating to the tax year ended June 30, 2016 have been reclassified to reflect a decrease in undistributed net investment loss of $533,812, an increase in accumulated net realized loss on investments of $75,642 and a decrease in paid-in-capital of $458,170. These differences are primarily due to passive loss limitations, pass through taxable income from investments and swap character reclasses. Net assets were not affected by this reclassification.

Capital Loss Carryforward: As of June 30, 2016, the following capital loss carryforwards are available to reduce taxable in-

EIP Growth and Income Fund

June 30, 2016
Notes to Financial Statements (unaudited) – continued

come arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of
Expiration	Amount
2018	$14,874,804
Indefinite	215,161
Total	$15,089,965

During the tax year ended June 30, 2016, the Fund realized losses of $215,161 that will be carried over indefinitely.

Federal Income Tax: The Fund intends to qualify each year for taxation as a RIC eligible for treatment under the provisions of Subchapter M of the Code. If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income and gains distributed in a timely manner to its shareholders in the form of dividends or capital gain dividends.

As of June 30, 2016, the cost of securities and gross unrealized appreciation and depreciation for all securities on a tax basis was as follows:

Total Cost of Investments	$11,555,361

Gross Unrealized Appreciation
on Investments	$1,340,974

Gross Unrealized Depreciation
on Investments	(1,230,123)

Net Unrealized Appreciation
on Investments	$110,851

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

As of June 30, 2016, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Connecticut; however the Fund is not aware of any tax positions for which it is reasonably possible the total amounts of unrecognized tax benefits will change materially.

Expenses: The Fund will pay all of its own expenses incurred in its operations. Expenses are recorded on an accrual basis.

3.  INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Energy Income Partners, LLC, serves as the Fund’s investment manager with responsibility for the management of the Fund’s investment portfolio, subject to the supervision of the Board of the Trust. For providing such services, the Fund pays to the Manager a fee, computed and paid monthly at the annual rate of 1% of the average daily net assets of the Fund.

Effective February 1, 2016, the Manager has contractually agreed to limit the Fund’s annual ratio of expenses to 2.00% of the Fund’s average daily net assets, excluding certain expenses.  The contract’s term is one year from the date of the Fund’s next registration statement and may be terminated only by the Board of Trustees.

The Manager is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment.  At June 30, 2016, the remaining cumulative unreimbursed amount paid and/or waived by the Manager on behalf of the EIP Growth and Income Fund that may be reimbursed was $101,448.  The Manager may recapture the above no later than the dates stated below:

Expiration	Amount
June 30, 2019	$101,448

The Fund must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees’ review and approval prior to the time the reimbursement is initiated.

U.S. Bank N.A. serves as custodian for the Fund and had custody of all securities and cash of the Fund and attended to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the transfer agent, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provided certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts.

USBFS also provides certain accounting and administrative services to the Fund pursuant to an Administration and Accounting Services Agreement. For administrative and accounting services, the Fund pays USBFS a fee equal to 0.08% of  the Fund’s first $250 million of average net assets, 0.06% of the Fund’s next $250 million of average net assets and 0.05% of the Fund’s average net assets in excess of $500 million, on a monthly basis, in addition to certain out-of-pocket expenses. The Fund currently pays the minimum fee of $78,000/year ($6,500/month).

The Fund does not charge any sales load or fees pursuant to Rule 12b-1 of the 1940 Act. Currently, the Fund offers only a single class of shares. The Fund is self-distributed and does not have a principal underwriter or private placement agent.

EIP Growth and Income Fund

June 30, 2016
Notes to Financial Statements (unaudited) – continued

The Fund pays each member of the Board of Trustees who is not an “interested person” as defined in Section 2(a)(19) of the 1940 Act (“Disinterested Trustees”) an annual retainer fee of $25,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. Additional fees of $1,250 and $400 are paid to Independent Trustees for special in-person board or non-regular committee meetings and special telephonic board or non-regular committee meetings, respectively.

4.  PURCHASES AND SALES

The aggregate amounts of purchases and sales of the Fund’s investment securities, other than short-term securities for the six months ended June 30, 2016 were as follows:

	Purchases	Sales
U.S. Government Securities	$—	$—
Other Investment Securities	1,484,176	3,196,957

5.  SHARES OF BENEFICIAL INTEREST

The Trust has authorized capital of unlimited shares of beneficial interest with a par value of $0.01 which may be issued in more than one class or series. Currently, the Fund is the only series of the Trust and the Fund currently offers one class of shares.

Share transactions were as follows:

	Six Months Ended
	June 30, 2016
	Shares	Amount
Shares sold	14,747	$212,533
Shares issued as
reinvestment
of distribution	—	—
Shares redeemed	(42,500)	(654,925)
Total net decrease from
Fund share transactions	(27,753)	$(442,392)

	Year Ended
	December 31, 2015
	Shares	Amount
Shares sold	1,000,393	$14,238,677
Shares issued as
reinvestment
of distribution	7,847	103,262
Shares redeemed	(1,239,730)	(17,964,737)
Total net decrease from
Fund share transactions	(231,490)	$(3,622,798)

6.  INDUSTRY CONCENTRATION AND OTHER RISK FACTORS

The Fund’s investments are concentrated in the Energy Industry and are likely to present more risks than a fund that is broadly invested in a number of different industries.

The Fund may invest in securities denominated or quoted in foreign currencies and therefore changes in the exchange rate between the U.S. dollar and such foreign currencies will affect the U.S. dollar value of these securities and the unrealized appreciation or depreciation of these investments. The Fund may hedge against certain currency risk by, among other techniques, buying or selling options or futures or entering into other foreign currency transactions including forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivatives transactions. The use of hedging transactions has risks and may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.

The Fund may transact in various financial instruments including futures contracts, swap contracts and options. With these financial instruments, the Fund is exposed to market risk in excess of the amounts recorded in the Statement of Assets and Liabilities. Further, the Fund is exposed to credit risk from potential counterparty non-performance. At the Statement of Assets and Liabilities date, credit risk is limited to amounts recorded in the Statement of Assets and Liabilities.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Counterparty Risk

Some of the markets in which the Fund effects its transactions are “over-the-counter” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Manager is not restricted from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

EIP Growth and Income Fund

June 30, 2016
Notes to Financial Statements (unaudited) – continued

Please see the Private Placement Memorandum and the Statement of Additional Information of the Fund for further information regarding these and other risks.

7.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment.

On June 24, 2016, the Trust filed an initial registration statement under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “SEC”) for the purpose of registering the Fund’s shares for public offer and sale.  In connection with this registration, the Fund intends to redesignate its current outstanding shares as Class I shares and to offer a new, separate class of shares, Investor Class shares.  The redesignation of the Fund’s currently outstanding shares as Class I shares, and the offering of Investor Class shares, will not occur until the SEC has declared the registration statement effective under the 1933 Act.  As of the date of this semi-annual report, the SEC has not declared the registration statement effective under the 1933 Act.  Each class of shares has equal rights as to earnings and assets except that Investor Class shares bear Distribution fees. The Fund’s Investor Class shares also bear Administrative Services fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

EIP Growth and Income Fund

June 30, 2016
Additional Information (unaudited)

Form N-Q: The Trust files complete Portfolio of Investments for the Fund with the SEC for the Trust’s first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q’s are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling collect 1-203-349-8232 or (ii) on the SEC’s website at www.sec.gov.

The Fund’s Proxy Voting Record for the most recent twelve month period ended June 30 (which is filed by August 31 of each year) is available (i) upon request, without  charge, by  calling  collect 1-203-349-8232 or (ii) on the SEC’s website at www.sec.gov.

Approval of Investment Advisory Contract

The Board of Trustees, including each of the Independent Trustees, considered and approved the continuation of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Fund, and the Manager at an in-person meeting held on May 25, 2016.

In arriving at their decision to approve the Agreement, the Trustees met with representatives of the Manager, including relevant investment advisory personnel, and reviewed information prepared by the Manager and materials provided by counsel to the Trust and the Independent Trustees.

As part of their review, the Trustees examined the Manager’s ability to provide high quality investment management services to the Fund.  The Trustees considered the qualifications and experience of the Manager’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at the Manager who provide services to the Fund.  The Trustees also considered the Manager’s investment philosophy and research and decision-making processes, the Manager’s ability to attract and retain capable research and advisory personnel and the costs associated with retaining such personnel, the capability of the Manager’s senior management and staff, and the level of skill required to manage the Fund.

In addition, the Trustees reviewed the nature, cost, scope and quality of the Manager’s services under the Agreement.  The Trustees considered that these services include providing a continuous investment program to the Fund, adhering to the Fund’s investment restrictions, and complying with regulatory obligations.  The Trustees also considered conditions that might affect the Manager’s ability to provide high quality services to the Fund in the future under the Agreement, including the Manager’s financial condition and operational stability.  Based on the foregoing, the Trustees concluded that the Manager’s investment process, research capabilities and philosophy remain well suited to the Fund given the Fund’s investment objectives and policies, and that the Manager would be able to meet any reasonably foreseeable obligations under the Agreement.

As a further part of their review, the Trustees reviewed information regarding the performance of the Fund over various time periods. That review included an examination of comparisons of the performance of the Fund to various private and registered peer funds (some of which are advised by the Manager) and various separately managed accounts (“SMAs”) (all of which are advised by the Manager) with investment strategies similar, although not identical, to that of the Fund for various periods. The Manager noted that, in general, during the various time periods, the Fund has performed well compared to peer funds managed by other advisers and had comparable performance to funds managed by the Manager. The Manager also noted the difficulty of performance comparisons for the Fund, in light of the differing investment strategies and the fact that some peer funds are taxable.

The Trustees also considered the management fees paid by the Fund under the Agreement and the total expenses for the Fund. They reviewed information concerning the management fee paid to the Manager and other advisers by peer funds, as well as separately managed accounts (“SMAs”) and unified managed accounts (“UMAs”) advised by the Manager. In addition, the Fund’s contractual management fee was in line with peer funds. Although the Manager earned a lower fee from certain sub-advised funds and SMAs, the services provided were different in nature and less extensive. In addition, many of the Manager’s SMAs are subject to platform and other fees from the clients’ advisers that generally cause the total fees paid by these accounts to be the same or higher than the total fees paid by the Fund. While UMAs paid a lower fee, such accounts are only provided with a model rather than regular advisory, trading and accounting services.

The Trustees also reviewed the expenses expected to be incurred by the Fund in 2016 and compared the total expense ratio of the Fund in 2015 against the total expense ratio of registered peer funds for the same period. The Trustees noted that, while the Fund had a much higher expense ratio than its peers, the disparity was primarily driven by the smaller size of the Fund relative to the peer funds. The Trustees also considered that, effective February 1, 2016, the Manager has agreed to waive its management fee and/or reimburse expenses of the Fund to the extent that the Fund’s total annual operating expenses (excluding certain expenses) exceed

EIP Growth and Income Fund
June 30, 2016
Additional Information (unaudited) – continued

2.00% through at least one-year from the effective date of the Fund’s next registration statement.  The Trustees noted that, at the Fund’s current size and operational expense level, the expense cap meant that the Fund was currently paying no management fee to the Manager.

As a further part of their review, the Trustees considered information about the profitability of the Fund to the Manager. The Trustees also evaluated the benefits of the advisory relationship to the Manager. This evaluation included, among other considerations, the direct and indirect benefits that the Manager may receive from its relationship with the Fund, including any so-called “fallout benefits” to the Manager, such as “soft dollar” credits the Manager receives from directing brokerage commissions to certain brokers. The Trustees determined that the benefits to the Manager from these “soft dollar” credits were reasonable and that the Fund also benefited from them.

Finally, the Trustees considered the extent to which economies of scale might be realized by the Manager if the assets of the Fund were to grow and concluded that they would monitor any asset growth of the Fund and revisit the issue should the Fund’s assets grow materially. The Trustees concluded that the current management fee for the Fund is reasonable compensation in light of the nature of the quality  of the Manager’s services to the Fund, the fees paid by competitive mutual funds and the costs incurred by the Manager in providing services to the Fund.

In its deliberations with respect to these matters, the full Board, including the Independent Trustees, was advised by counsel for the Trust and the Independent Trustees. The Independent Trustees considered the Agreement in Executive Session, as well as in the presence of the full Board. The Trustees weighed the foregoing matters in light of the advice given by the Trust’s counsel and counsel to the independent trustees as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreement, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services provided by the Manager, that the fees to be paid to the Manager under the Agreement were fair and reasonable, given the scope and quality of the services rendered by the Manager, and that approval of the Agreement was in the best interest of the Trust and its shareholders.

Disclosure of Fund Expenses

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses.  As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates the Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, which you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the past six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Incurred During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given in the first line under the heading entitled “Expenses Incurred During Period.”

Hypothetical 5% Return: This section is intended to help you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees. The Fund does not charge any sales loads or redemption fees but these may be

EIP Growth and Income Fund

June 30, 2016
Additional Information (unaudited) – continued

present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending		Expenses
	Account	Account		Incurred
	Value	Value	Expense	During
	01/1/16	06/30/16	Ratio(1)	Period(2)

Actual
Fund Return	$1,000.00	$1,143.50	2.30%	$10.66

Hypothetical
5% Return	$1,000.00	$1,014.92	2.30%	$10.02

(1)	Annualized, based on the Fund’s most recent fiscal expenses.
(2)
Expenses are equal to the Fund’s annualized expense ratio, as indicated, multiplied by the average account value over the period, multiplied by 182 days in the most recent fiscal half-year or applicable period, then divided by 366.

EIP Growth and Income Fund

INVESTMENT MANAGER
Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

SHAREHOLDER SERVICES
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A. Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53202

LEGAL COUNSEL
Thompson Coburn LLP
One U.S. Bank Plaza
St. Louis, MO 63101

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.                 Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
EIP Investment Trust’s (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EIP Investment Trust

By (Signature and Title) /s/ James Murchie
James Murchie, President
(Principal Executive Officer)

Date    August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Titlle) /s/ James Murchie
James Murchie, President
 (Principal Executive Officer)

Date    August 29, 2016

By (Signature and Title)  /s/ Linda Longville
Linda Longville, Treasurer and Principal Financial and Accounting Officer
(Principal Financial Officer)

Date    August 29, 2016